Reserves - Movement in share-based payment shares (equity settled) (Details) $ / shares in Units, $ / shares in Units, $ in Millions				6 Months Ended		12 Months Ended
	Dec. 18, 2023 $ / shares shares	Feb. 14, 2023 AUD ($) $ / shares	Feb. 14, 2023 $ / shares	Dec. 31, 2023 AUD ($) D MW shares	Dec. 31, 2023 USD ($) D $ / shares MW shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2023 shares
MEP shares (equity settled)
Plan pool limit (in shares) | shares					100			100
Number of shares issued under MEP (in shares) | shares						80	80
Fair value of shares issued under MEP (in dollars per share) | $ / shares		$ 70				$ 70
Cash proceeds received for shares issued under MEP (in dollars per share) | $ / shares		$ 10				$ 10
Expected price volatility of the company's shares (as a percent)		40.00%
Share price | $ / shares	$ 11.99
Management Equity Plan
MEP shares (equity settled)
Number of shares cancelled under MEP (in shares)	5
Number of shares issued under MEP (in shares)					75
Number of ordinary shares issued for empolyees | shares				2,036,900	2,036,900
Number of ordinary shares for each MEP | shares				26,453	26,453
Number of MEP shares for which additional shares issued				5	5
Number of additional ordinary shares for each 5 MEP shares | shares				10,581	10,581
Share based payment expense					$ 600,000
Employee Share Plan
MEP shares (equity settled)
Number of ordinary shares issued for empolyees | shares	264,533
Share based payment expense					100,000
Treasury shares carrying value					$ 0
Share price | $ / shares					$ 11.99
Disposal restriction period				12 months	12 months
Minimum
MEP shares (equity settled)
Underlying asset value		$ 1.0
Exercise price		$ 6.9
Risk-free interest rate (as a percent)		0.25%
Maximum
MEP shares (equity settled)
Underlying asset value		$ 4.0
Exercise price		$ 8.3
Risk-free interest rate (as a percent)		0.26%
NETC
MEP shares (equity settled)
Share price | $ / shares			$ 11,990,000		$ 11.99
NETC | NETC Earnouts
MEP shares (equity settled)
Number of shares issuable | shares				2,400,000	2,400,000
NETC | Risk free rate | NETC Earnouts
MEP shares (equity settled)
Significant unobservable inputs				3.90%	3.90%
NETC | Volatility | NETC Earnouts
MEP shares (equity settled)
Significant unobservable inputs				25.00%	25.00%
NETC | Share price | NETC Earnouts
MEP shares (equity settled)
Significant unobservable inputs				11.99%	11.99%
NETC | Minimum
MEP shares (equity settled)
Underlying asset fair value of earnout shares issuable				$ 1.0
NETC | Maximum
MEP shares (equity settled)
Underlying asset fair value of earnout shares issuable				$ 4.0
Where the sale price of share is AUD$10 million or less
MEP shares (equity settled)
Management's share of exit proceeds (as a percent)		25.00%
Where the sale price of share is above AUD$10 million
MEP shares (equity settled)
Management's share of exit proceeds (as a percent)		33.33%
Triggering Event I | NETC
MEP shares (equity settled)
Threshold volume weighted average closing sale price | $ / shares							$ 12.50
Number of trading days | D				20	20
Number of consecutive trading days | D				30	30
Triggering Event II | NETC
MEP shares (equity settled)
Threshold volume weighted average closing sale price | $ / shares							15.00
Number of trading days | D				20	20
Number of consecutive trading days | D				30	30
Triggering Event III | NETC
MEP shares (equity settled)
Threshold volume weighted average closing sale price | $ / shares							$ 17.50
Number of trading days | D				20	20
Number of consecutive trading days | D				30	30
Triggering Event IV | NETC
MEP shares (equity settled)
Capacity of project per 288MWhr | MW				30	30
Triggering Event IV | NETC | Agcentral
MEP shares (equity settled)
Number of shares issuable | shares				2,799,999	2,799,999